Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 1,759,786	$ 3,812,772
Accounts receivable, net		92,040	199,995
Loan receivable, net		634,576	4,620,824
Security deposits - Current		8,662	8,274
Prepaid expenses and other current assets		415,725	172,205
Deferred offering cost		112,748	112,748
Current assets of discontinued operations			108,393
Total current assets		3,023,537	9,035,211
NON-CURRENT ASSETS:
Security deposits - Non-current		138,890	140,746
Property and equipment, net		129,072	184,423
Deposit for business acquisition			1,000,000
Notes receivable		153,050,301
Operating lease right-of-use asset		645,420	1,055,127
Total non-current assets		153,963,683	2,380,296
Total assets		156,987,220	11,415,507
CURRENT LIABILITIES:
Salary payable		308,068	372,980
Loan payable		241,750
Accrued liabilities and other payables		1,070,270	370,697
Operating lease liabilities - Current		373,860	405,591
Current liabilities of discontinued operations			24,655
Total current liabilities		1,993,948	1,173,923
NON-CURRENT LIABILITIES:
Accrued liabilities - Non-current		83,700	209,250
Operating lease liabilities - Non-current		266,763	647,983
Convertible promissory notes		32,278,403
Total non-current liabilities		32,628,866	857,233
Total liabilities		34,622,814	2,031,156
Commitments and Contingencies
SHAREHOLDERS’ EQUITY:
Common shares ($0.01 par value, 5,000,000,000 shares authorized; 199,145,041 and 5,145,041 shares issued and outstanding at December 31, 2023 and December 31, 2022) *	[1]	1,991,451	51,451
Shares to be issued		1,430,000
Additional paid-in capital		92,509,003	31,727,407
Accumulated profits (deficit)		26,705,053	(22,253,030)
Accumulated other comprehensive loss		(271,101)	(141,477)
Total shareholders’ equity attributable to MMTEC, INC.		122,364,406	9,384,351
Non-controlling interests
Total shareholders’ equity		122,364,406	9,384,351
Total liabilities and shareholders’ equity		$ 156,987,220	$ 11,415,507

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 15.